 [AIM LOGO APPEARS HERE]          Dear Shareholder:
--Registered Trademark--

                 [PHOTO of        As the end of the fiscal year arrived, the
             Charles T. Bauer,    U.S. economy continued to move ahead at a
              Chairman of the     lively pace. The robust domestic economy
LETTER       Board of The Fund    (coupled with inflationary tendencies in
TO OUR         APPEARS HERE]      certain commodity prices) compelled the
SHAREHOLDERS                      Federal Reserve Board (the Fed) to increase
                                  the federal funds rate four times during the
                 fiscal year, resulting in a current federal funds rate of 6.50%. On August 22, at its last meeting before the end of the reporting period, the Fed remained on hold, leaving the rate unchanged. However, concern about inflation remains due to trepidation about crude-oil prices. The energy sector poses the highest risk of inflation; the price of crude oil has escalated from $25 per barrel to more than $33 during the fiscal year. Recent monthly economic data releases reflect a moderate growth trend for the economy, a bit slower than when 2000 began. Gross domestic product for the second quarter of 2000 was 5.6%, and the estimate for the third quarter is between 3.5% and 4.0%.

                 YOUR INVESTMENT PORTFOLIO

                 As of August 31, 2000, the performance of the portfolio's Institutional Class topped that of its comparative indexes, as shown in the table. This excellent record can be attributed to the portfolio's disciplined approach of maintaining a laddered 60-day maximum maturity schedule. This structure allows the portfolio to respond to higher interest-rate levels more quickly than other funds with longer maturity schedules and is also an attractive structure that allows the investor to take advantage of higher yields through quarter-ends and other volatile market movements. The portfolio's weighted average maturity (WAM) was maintained in the 13- to 26-day range during the fiscal year. On August 31, 2000, the WAM stood at 21 days. Net assets of the Institutional Class stood at $11.87 billion at the close of the fiscal year.


                 YIELDS AS OF 8/31/00              Average         Seven-Day
                                                Monthly Yield        Yield
                 Prime Portfolio
                 Institutional Class                6.56%            6.58%

                 IBC Money Fund Averages(TM) -
                 First-Tier Institutions Only       6.26%            6.26%

                 IBC Money Fund Averages(TM) -
                 Total Institutions Only            6.14%            6.16%

                   The portfolio continues to hold the highest credit-quality ratings given by three widely known credit-rating agencies:
                 AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based on an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies, according to IBC Financial Data, Inc.
                   The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-

                                                                     (continued)
                 agreement securities. An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                 OUTLOOK FOR THE FUTURE

                 August saw a decline in the Consumer Price Index and the Producer Price Index and flat retail sales, which led to a widespread consensus among financial markets that the Fed will not increase short-term rates for the rest of the year. Jobless claims are the highest they have been since mid-1998. With a presidential election in the near future, the Fed is expected to remain on hold, and the economy will experience the gradual effect of the fiscal year's aggregate 125-basis-point short-term rate increase. Considering the short weighted average maturity the portfolio maintains, the inversion of the Treasury yield curve has allowed it to maintain outstanding performance, along with the flexibility to adjust its maturity schedule in the event of sudden rate changes or curve corrections.
                   We are pleased to send you this annual report on your
                 investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. If you have any questions, please contact one of our representatives at 800-659-1005 if we may help.

                 Respectfully submitted,


                 /s/  CHARLES T. BAUER
                 Charles T. Bauer
                 Chairman

                                                 AVERAGE MONTHLY YIELD COMPARISON

                         Year ended 8/31/00 (Yields are average monthly yields for the month-ends shown.)

                Short-Term Investments Co.             IBC Money Fund             IBC Money Fund Averages(TM)
                     Prime Portfolio                     Averages(TM)                Total Institutions Only
                   Institutional Class            First-Tier Institutions Only
9/99                     5.28%                                4.97%                             4.85%
10/99                    5.30%                                5.08%                             4.91%
11/99                    5.46%                                5.22%                             5.06%
12/99                    5.58%                                5.41%                             5.20%
1/00                     5.64%                                5.45%                             5.24%
2/00                     5.77%                                5.50%                             5.37%
3/00                     5.87%                                5.58%                             5.48%
4/00                     6.00%                                5.72%                             5.62%
5/00                     6.19%                                5.91%                             5.77%
6/00                     6.53%                                6.17%                             6.03%
7/00                     6.60%                                6.25%                             6.11%
8/00                     6.56%                                6.26%                             6.14%

                                               WEIGHTED AVERAGE MATURITY COMPARISON

                                                        Year ended 8/31/00

                Short-Term Investments Co.            IBC Money Fund              IBC Money Fund Averages(TM)
                     Prime Portfolio                    Averages(TM)                Total Institutions Only
                   Institutional Class            First-Tier Institutions Only
9/99                     21                                   53                                50
10/99                    18                                   50                                49
11/99                    17                                   48                                47
12/99                     9                                   41                                41
1/00                     22                                   41                                41
2/00                     23                                   45                                44
3/00                     18                                   47                                45
4/00                     22                                   46                                44
5/00                     19                                   47                                45
6/00                     17                                   50                                47
7/00                     23                                   48                                45
8/00                     21                                   49                                46


Source: IBC Financial Data, Inc. IBC Money Fund Report --Registered Trademark-- for weighted average maturities; IBC Money Fund Insight --Registered Trademark-- for average monthly yields.

SCHEDULE OF INVESTMENTS

August 31, 2000

                                                         PAR
                                              MATURITY  (000)       VALUE
COMMERCIAL PAPER - 80.32%(a)

BASIC INDUSTRIES - 1.84%

METAL MINING - 1.84%

Rio Tinto America, Inc.
 6.51%                                        09/18/00 $ 70,000 $   69,784,809
------------------------------------------------------------------------------
 6.50%                                        10/11/00   50,000     49,638,889
------------------------------------------------------------------------------
 6.50%                                        10/13/00   50,000     49,620,833
------------------------------------------------------------------------------
 6.51%                                        10/16/00   95,542     94,764,527
------------------------------------------------------------------------------
  Total Basic Industries                                           263,809,058
------------------------------------------------------------------------------

CONSUMER DURABLES - 10.72%

AUTOMOBILE - 5.41%

Daimler-Chrysler North America Holding Corp.
 6.50%                                        09/22/00  125,000    124,526,041
------------------------------------------------------------------------------
 6.50%                                        09/25/00  150,000    149,350,000
------------------------------------------------------------------------------
 6.48%                                        10/10/00  100,000     99,298,000
------------------------------------------------------------------------------
 6.47%                                        10/18/00  100,000     99,155,306
------------------------------------------------------------------------------
Volkswagen of America
 6.51%                                        09/06/00   94,400     94,314,647
------------------------------------------------------------------------------
 6.51%                                        09/07/00   30,000     29,967,450
------------------------------------------------------------------------------
 6.51%                                        09/18/00   29,500     29,409,312
------------------------------------------------------------------------------
 6.50%                                        10/03/00   50,000     49,711,111
------------------------------------------------------------------------------
 6.49%                                        10/05/00   50,000     49,693,528
------------------------------------------------------------------------------
 6.48%                                        10/10/00   50,000     49,649,000
------------------------------------------------------------------------------
                                                                   775,074,395
------------------------------------------------------------------------------

PUBLISHING (NEWSPAPERS) - 5.31%

Gannett Co., Inc.
 6.50%                                        09/27/00  130,000    129,389,722
------------------------------------------------------------------------------
 6.50%                                        10/02/00  100,000     99,440,278
------------------------------------------------------------------------------
 6.49%                                        10/10/00  100,000     99,296,917
------------------------------------------------------------------------------
 6.49%                                        10/11/00   72,135     71,614,826
------------------------------------------------------------------------------
 6.48%                                        10/19/00  100,000     99,136,000
------------------------------------------------------------------------------
 6.49%                                        10/19/00  115,000    114,004,867
------------------------------------------------------------------------------
 6.49%                                        10/24/00   50,000     49,522,264
------------------------------------------------------------------------------

                                                     PAR
                                          MATURITY  (000)       VALUE
PUBLISHING (NEWSPAPERS) - (CONTINUED)

Gannett Co., Inc.
 6.50%                                    10/03/00 $100,000 $   99,422,222
--------------------------------------------------------------------------
                                                               761,827,096
--------------------------------------------------------------------------
  Total Consumer Durables                                    1,536,901,491
--------------------------------------------------------------------------

CONSUMER NONDURABLES - 0.25%

FOODS - 0.25%

H.J. Heinz Co.
 6.50%                                    09/27/00   35,500     35,333,347
--------------------------------------------------------------------------

FINANCIAL - 66.47%

ASSET-BACKED SECURITIES - COMMERCIAL LOANS/LEASES - 2.44%

Atlantis One Funding Corp.
 6.50%                                    10/20/00  100,000     99,115,278
--------------------------------------------------------------------------
Centric Capital Corp.
 6.52%                                    09/26/00   51,300     51,067,725
--------------------------------------------------------------------------
 6.51%                                    10/16/00   50,000     49,593,125
--------------------------------------------------------------------------
Fleet Funding Corp.
 6.51%                                    10/18/00  151,702    150,412,659
--------------------------------------------------------------------------
                                                               350,188,787
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES - CONSUMER RECEIVABLES - 2.26%

Old Line Funding Corp.
 6.53%                                    09/05/00   97,000     96,929,621
--------------------------------------------------------------------------
 6.53%                                    09/06/00   98,854     98,764,345
--------------------------------------------------------------------------
 6.50%                                    10/06/00   41,707     41,443,435
--------------------------------------------------------------------------
Thunder Bay Funding, Inc.
 6.53%                                    09/14/00   87,783     87,576,003
--------------------------------------------------------------------------
                                                               324,713,404
--------------------------------------------------------------------------

ASSET-BACKED SECURITIES - FULLY BACKED - 9.07%

Aspen Funding Corp.
 6.51%                                    10/04/00  120,000    119,283,900
--------------------------------------------------------------------------
 6.52%                                    10/06/00  100,000     99,366,111
--------------------------------------------------------------------------
Blue Ridge Asset Funding Corp.
 6.56%                                    09/01/00   50,000     50,000,000
--------------------------------------------------------------------------
 6.54%                                    09/07/00   70,000     69,923,700
--------------------------------------------------------------------------
 6.54%                                    09/22/00    5,000      4,980,925
--------------------------------------------------------------------------
Enterprise Funding Corp.
 6.52%                                    09/26/00   36,534     36,368,581
--------------------------------------------------------------------------
Forrestal Funding Master Trust
 6.54%                                    09/07/00   25,222     25,194,508
--------------------------------------------------------------------------
 6.51%                                    10/06/00   45,482     45,194,137
--------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)      VALUE
ASSET-BACKED SECURITIES - FULLY BACKED - (CONTINUED)

Kitty Hawk Funding Corp.
 6.53%                                     09/18/00 $69,246 $  69,032,472
-------------------------------------------------------------------------
Newport Funding Corp.
 6.53%                                     09/13/00  80,000    79,825,867
-------------------------------------------------------------------------
 6.52%                                     09/28/00  55,333    55,062,422
-------------------------------------------------------------------------
 6.51%                                     10/05/00  75,000    74,538,875
-------------------------------------------------------------------------
Triple-A One Funding Corp.
 6.53%                                     09/14/00  24,268    24,210,775
-------------------------------------------------------------------------
Variable Funding Capital Corp.
 6.53%                                     09/07/00 100,000    99,891,167
-------------------------------------------------------------------------
 6.52%                                     09/19/00 100,000    99,674,000
-------------------------------------------------------------------------
 6.51%                                     09/20/00 100,000    99,656,417
-------------------------------------------------------------------------
 6.50%                                     10/11/00 150,000   148,916,667
-------------------------------------------------------------------------
 6.50%                                     10/23/00 100,000    99,061,111
-------------------------------------------------------------------------
                                                            1,300,181,635
-------------------------------------------------------------------------

ASSET-BACKED SECURITIES - MULTI-PURPOSE - 20.45%

Barton Capital Corp.
 6.53%                                     09/06/00 114,211   114,107,417
-------------------------------------------------------------------------
 6.53%                                     09/08/00  37,747    37,699,072
-------------------------------------------------------------------------
 6.52%                                     09/11/00 128,503   128,270,267
-------------------------------------------------------------------------
 6.53%                                     09/13/00 218,321   217,845,788
-------------------------------------------------------------------------
 6.50%                                     10/04/00  48,602    48,312,413
-------------------------------------------------------------------------
 6.50%                                     10/10/00  58,508    58,096,006
-------------------------------------------------------------------------
 6.51%                                     10/13/00 121,366   120,444,225
-------------------------------------------------------------------------
Clipper Receivables Corp.
 6.56%                                     09/01/00 100,000   100,000,000
-------------------------------------------------------------------------
 6.52%                                     09/07/00  50,000    49,945,667
-------------------------------------------------------------------------
 6.52%                                     09/11/00 100,000    99,818,889
-------------------------------------------------------------------------
 6.52%                                     09/12/00  50,000    49,900,389
-------------------------------------------------------------------------
 6.53%                                     09/15/00 100,000    99,746,056
-------------------------------------------------------------------------
Corporate Receivables Corp.
 6.53%                                     09/05/00 100,000    99,927,444
-------------------------------------------------------------------------
 6.52%                                     09/08/00 100,000    99,873,222
-------------------------------------------------------------------------
 6.52%                                     09/11/00 100,000    99,818,889
-------------------------------------------------------------------------
 6.52%                                     09/12/00 100,000    99,800,778
-------------------------------------------------------------------------
 6.53%                                     09/14/00 100,000    99,764,194
-------------------------------------------------------------------------
 6.50%                                     10/03/00 100,000    99,422,222
-------------------------------------------------------------------------

                                                      PAR
                                           MATURITY  (000)         VALUE
ASSET-BACKED SECURITIES - MULTI-PURPOSE - (CONTINUED)

Edison Asset Securitization, L.L.C.
 6.52%                                     09/07/00 $107,862 $     107,744,790
------------------------------------------------------------------------------
 6.52%                                     09/12/00  100,000        99,800,778
------------------------------------------------------------------------------
 6.52%                                     09/21/00  100,000        99,637,778
------------------------------------------------------------------------------
 6.50%                                     10/13/00  100,000        99,241,667
------------------------------------------------------------------------------
 6.51%                                     10/17/00  150,000       148,752,250
------------------------------------------------------------------------------
Falcon Asset Securitization Corp.
 6.52%                                     09/07/00   55,019        54,959,213
------------------------------------------------------------------------------
Monte Rosa Capital Corp.
 6.53%                                     09/15/00   40,000        39,898,422
------------------------------------------------------------------------------
Preferred Receivables Funding Corp.
 6.52%                                     09/19/00   42,000        41,863,080
------------------------------------------------------------------------------
 6.52%                                     09/26/00   75,000        74,660,417
------------------------------------------------------------------------------
 6.50%                                     10/02/00   49,990        49,710,194
------------------------------------------------------------------------------
 6.50%                                     10/20/00   47,530        47,109,492
------------------------------------------------------------------------------
Receivables Capital Corp.
 6.55%                                     09/01/00  112,526       112,526,000
------------------------------------------------------------------------------
Sheffield Receivables Corp.
 6.58%                                     09/01/00   33,800        33,800,000
------------------------------------------------------------------------------
 6.52%                                     10/10/00  101,000       100,286,603
------------------------------------------------------------------------------
 6.53%                                     09/15/00   99,600        99,347,071
------------------------------------------------------------------------------
                                                                 2,932,130,693
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 5.74%

Asset Securitization Cooperative Corp.
 6.53%                                     09/13/00  140,000       139,695,267
------------------------------------------------------------------------------
Corporate Asset Funding Co.
 6.52%                                     09/05/00   50,000        49,963,778
------------------------------------------------------------------------------
 6.53%                                     09/14/00  100,000        99,764,194
------------------------------------------------------------------------------
 6.52%                                     09/22/00   75,000        74,714,750
------------------------------------------------------------------------------
 6.52%                                     09/26/00   75,000        74,660,417
------------------------------------------------------------------------------
 6.53%                                     09/27/00   75,000        74,646,292
------------------------------------------------------------------------------
 6.49%                                     10/04/00   75,000        74,553,812
------------------------------------------------------------------------------
 6.50%                                     10/04/00   50,000        49,702,082
------------------------------------------------------------------------------
 6.51%                                     10/12/00   75,000        74,443,938
------------------------------------------------------------------------------
Delaware Funding Corp.
 6.50%                                     10/19/00  112,929       111,318,803
------------------------------------------------------------------------------
                                                                   823,463,333
------------------------------------------------------------------------------

                                                PAR
                                     MATURITY  (000)      VALUE
BANKING - 4.33%

Chase Manhattan Corp.
 6.49%                               10/03/00 $100,000 $99,423,111
------------------------------------------------------------------
Citicorp
 6.52%                               10/02/00  100,000  99,438,556
------------------------------------------------------------------
 6.50%                               10/12/00   50,000  49,629,861
------------------------------------------------------------------
 6.49%                               10/19/00  100,000  99,134,667
------------------------------------------------------------------
Wells Fargo & Co.
 6.51%                               09/08/00  100,000  99,873,417
------------------------------------------------------------------
 6.50%                               09/28/00  125,000 124,390,625
------------------------------------------------------------------
 6.49%                               10/12/00   50,000  49,630,430
------------------------------------------------------------------
                                                       621,520,667
------------------------------------------------------------------

BROKERAGE/INVESTMENTS - 3.82%

Credit Suisse First Boston, Inc.
 6.51%                               10/02/00   50,000  49,719,708
------------------------------------------------------------------
 6.48%                               10/12/00  100,000  99,262,000
------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
 6.53%                               09/18/00  200,000 199,383,278
------------------------------------------------------------------
 6.51%                               09/29/00   50,000  49,746,833
------------------------------------------------------------------
 6.50%                               10/05/00  100,000  99,386,111
------------------------------------------------------------------
 6.50%                               10/20/00   50,000  49,557,639
------------------------------------------------------------------
                                                       547,055,569
------------------------------------------------------------------

CONSUMER FINANCE - 4.61%

American Express Credit Corp.
 6.50%                               09/20/00  100,000  99,656,944
------------------------------------------------------------------
Banc One Financial Corp.
 6.57%                               09/01/00   58,000  58,000,000
------------------------------------------------------------------
Ford Motor Credit Co.
 6.50%                               09/25/00   50,000  49,783,333
------------------------------------------------------------------
 6.48%                               10/13/00   56,000  55,576,640
------------------------------------------------------------------
 6.48%                               10/18/00  100,000  99,154,000
------------------------------------------------------------------
General Motors Acceptance Corp.
 6.50%                               09/19/00   50,000  49,837,500
------------------------------------------------------------------
 6.48%                               10/06/00  100,000  99,370,000
------------------------------------------------------------------
Household Finance Corp.
 6.52%                               09/15/00  150,000 149,619,667
------------------------------------------------------------------
                                                       660,998,084
------------------------------------------------------------------

                                             PAR
                                  MATURITY  (000)       VALUE
FINANCIAL (DIVERSIFIED) - 12.36%

Associates First Capital Corp.
 6.52%                            09/08/00 $100,000 $  99,873,222
-----------------------------------------------------------------
 6.52%                            09/12/00  100,000    99,800,778
-----------------------------------------------------------------
 6.50%                            09/19/00  100,000    99,675,000
-----------------------------------------------------------------
 6.51%                            09/21/00  100,000    99,638,333
-----------------------------------------------------------------
 6.52%                            09/29/00  100,000    99,492,889
-----------------------------------------------------------------
 6.49%                            10/16/00   50,000    49,594,375
-----------------------------------------------------------------
 6.49%                            10/17/00   50,000    49,585,361
-----------------------------------------------------------------
CIT Group Inc.
 6.51%                            09/05/00  100,000    99,927,667
-----------------------------------------------------------------
 6.50%                            09/21/00   50,000    49,819,444
-----------------------------------------------------------------
 6.50%                            09/22/00  125,000   124,526,042
-----------------------------------------------------------------
 6.50%                            09/25/00  100,000    99,566,667
-----------------------------------------------------------------
Deutsche Bank Financial Inc.
 6.50%                            09/20/00  100,000    99,656,944
-----------------------------------------------------------------
General Electric Capital Corp.
 6.50%                            09/21/00   50,000    49,819,444
-----------------------------------------------------------------
 6.50%                            09/22/00   50,000    49,810,417
-----------------------------------------------------------------
 6.48%                            10/24/00  100,000    99,046,000
-----------------------------------------------------------------
Siemens Capital Corp.
 6.46%                            09/28/00   70,000    69,660,850
-----------------------------------------------------------------
ZCM Matched Funds Corp.
 6.53%                            09/28/00   36,000    35,823,690
-----------------------------------------------------------------
 6.51%                            10/05/00   75,000    74,538,875
-----------------------------------------------------------------
 6.50%                            10/12/00   50,000    49,629,861
-----------------------------------------------------------------
 6.51%                            10/16/00   89,800    89,069,253
-----------------------------------------------------------------
 6.50%                            10/17/00   50,000    49,584,722
-----------------------------------------------------------------
 6.50%                            10/20/00  135,000   133,805,625
-----------------------------------------------------------------
                                                    1,771,945,459
-----------------------------------------------------------------

INSURANCE (LIFE) - 1.39%

Prudential Funding Corp.
 6.50%                            09/26/00  100,000    99,548,611
-----------------------------------------------------------------
 6.50%                            09/29/00  100,000    99,494,444
-----------------------------------------------------------------
                                                      199,043,055
-----------------------------------------------------------------
  Total Financial                                   9,531,240,686
-----------------------------------------------------------------

                                                     PAR
                                          MATURITY  (000)        VALUE
UTILITIES - 1.04%

TELEPHONE - 1.04%

American Telephone and Telegraph Co.
 6.51%                                    09/27/00 $150,000 $   149,294,750
----------------------------------------------------------------------------
  Total Commercial Paper (Cost -
    $11,516,579,332)                                         11,516,579,332
----------------------------------------------------------------------------

MASTER NOTE AGREEMENT - 2.17%

Merrill Lynch Mortgage Capital, Inc.
 6.88%(b) (Cost - $311,200,000)           08/20/01  311,200     311,200,000
----------------------------------------------------------------------------
  Total Investments (excluding Repurchase
   Agreements)                                               11,827,779,332
----------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 18.10%(C)

Banc of America Securities L.L.C.
 6.68%(d)                                 09/01/00  300,000     300,000,000
----------------------------------------------------------------------------
Banc One Capital Markets, Inc.
 6.67%(e)                                 09/01/00  203,000     203,000,000
----------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
 6.67%(f)                                      --   500,000     500,000,000
----------------------------------------------------------------------------
Chase Securities, Inc.
 6.67%(g)                                 09/01/00  246,700     246,700,000
----------------------------------------------------------------------------
Dean Witter Reynolds, Inc.
 6.67%(h)                                 09/01/00  103,000     103,000,000
----------------------------------------------------------------------------
Deutsche Bank Securities Inc.
 6.66%(i)                                 09/01/00  153,000     153,000,000
----------------------------------------------------------------------------
First Union Capital Markets Corp.
 6.67%(j)                                 09/01/00  646,700     646,700,000
----------------------------------------------------------------------------
 6.67%(k)                                 09/01/00  153,000     153,000,000
----------------------------------------------------------------------------
Salomon Smith Barney Inc.
 6.67%(l)                                      --    31,000      31,000,000
----------------------------------------------------------------------------
SG Cowen Securities Corp.
 6.68%(m)                                 09/01/00  231,463     231,462,700
----------------------------------------------------------------------------
Westdeutsche Landesbank Girozentrale
 6.67%(n)                                 09/01/00   28,000      28,000,000
----------------------------------------------------------------------------
   Total Repurchase Agreements (Cost -
     $2,595,862,700)                                          2,595,862,700
----------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.59% (COST -
  $14,423,642,032)(O)                                        14,423,642,032
----------------------------------------------------------------------------
LIABILITIES LESS OTHER ASSETS - (0.59%)                         (84,723,745)
----------------------------------------------------------------------------
NET ASSETS - 100.00%                                        $14,338,918,287
============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Some commercial paper is traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day prior written notice. Interest rates on master notes are redetermined periodically. Rate shown is the rate in effect on 8/31/00.
(c) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) Repurchase agreement entered into 08/31/00 with a maturing value of $300,055,667. Collateralized by $378,028,727 U.S. Government obligations, 5.50% to 6.236% due 12/01/13 to 02/01/29 with an aggregate market value at 08/31/00 of $306,000,000.
(e) Joint repurchase agreement entered into 08/31/00 with a maturing value of $250,046,319. Collateralized by $261,934,000 U.S. Government obligations, 0% due 10/06/00 to 03/01/01 with an aggregate market value at 08/31/00 of $255,003,949.
(f) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $538,295,000 U.S Government obligations, 0% to 7.14% due 10/19/00 to 01/25/10 with an aggregate market value at 08/31/00 of $510,526,444.
(g) Joint repurchase agreement entered into 08/31/00 with a maturing value of $300,055,583. Collateralized by $596,930,723 U.S. Government obligations, 0% to 9.50% due 01/01/01 to 01/01/35 with an aggregate market value at 08/31/00 of $306,001,564.
(h) Joint repurchase agreement entered into 08/31/00 with a maturing value of $150,027,792. Collateralized by $154,491,000 U.S. Government obligations, 0% to 7.75% due 09/01/00 to 05/23/11 with an aggregate market value at 08/31/00 of $153,000,708.
(i) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,000. Collateralized by $203,361,000 U.S. Government obligations, 0% to 7.25% due 11/09/00 to 01/15/10 with an aggregate market value at 08/31/00 of $204,000,357.
(j) Joint repurchase agreement entered into 08/31/00 with a maturing value of $700,129,694. Collateralized by $1,595,285,443 U.S. Government obligations, 5.00% to 12.50% due 10/01/00 to 08/01/30 with an aggregate market value at 08/31/00 of $714,000,001.
(k) Joint repurchase agreement entered into 08/31/00 with a maturing value of $200,037,056. Collateralized by $204,839,000 U.S. Government obligations, 0% to 8.25% due 10/02/00 to 04/01/36 with an aggregate market value at 08/31/00 of $204,000,606.
(l) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $1,014,955,000 U.S Government obligations, 0% to 9.375% due 09/01/00 to 05/15/30 with an aggregate market value at 08/31/00 of $935,151,358.
(m) Joint repurchase agreement entered into 08/31/00 with a maturing value of $500,092,778. Collateralized by $1,027,389,613 U.S. Government obligations, 6.328% to 7.557% due 11/01/23 to 10/01/38 with an aggregate market value at 08/31/00 of $511,836,078.
(n) Joint repurchase agreement entered into 08/31/00 with a maturing value of $75,013,896. Collateralized by $77,459,000 U.S. Government obligations, 5.13% to 7.63% due 03/15/02 to 10/15/08 with an aggregate market value at 08/31/00 of $76,500,286.
(o) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2000

ASSETS:

Investments, excluding repurchase agreements, at value
 (amortized cost)                                             $11,827,779,332
-----------------------------------------------------------------------------
Repurchase agreements                                           2,595,862,700
-----------------------------------------------------------------------------
Interest receivable                                                 1,349,074
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             176,468
-----------------------------------------------------------------------------
Other assets                                                          131,459
-----------------------------------------------------------------------------
  Total assets                                                 14,425,299,033
-----------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                         83,713,584
-----------------------------------------------------------------------------
 Deferred compensation plan                                           176,468
-----------------------------------------------------------------------------
Accrued advisory fees                                                 682,359
-----------------------------------------------------------------------------
Accrued administrative services fees                                   52,609
-----------------------------------------------------------------------------
Accrued distribution fees                                             415,670
-----------------------------------------------------------------------------
Accrued directors' fees                                                 7,449
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           358,398
-----------------------------------------------------------------------------
Accrued operating expenses                                            974,209
-----------------------------------------------------------------------------
  Total liabilities                                                86,380,746
-----------------------------------------------------------------------------
Net assets applicable to shares outstanding                   $14,338,918,287
-----------------------------------------------------------------------------

NET ASSETS:

Institutional Class                                           $11,874,103,427
=============================================================================
Private Investment Class                                      $   470,368,099
=============================================================================
Personal Investment Class                                     $   142,234,958
=============================================================================
Cash Management Class                                         $ 1,157,411,524
=============================================================================
Reserve Class                                                 $   131,369,702
=============================================================================
Resource Class                                                $   563,430,577
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            11,874,103,722
=============================================================================
Private Investment Class                                          470,368,214
=============================================================================
Personal Investment Class                                         142,234,982
=============================================================================
Cash Management Class                                           1,157,411,309
=============================================================================
Reserve Class                                                     131,369,705
=============================================================================
Resource Class                                                    563,436,693
=============================================================================
Net asset value, offering and redemption price per share for
 all classes                                                  $          1.00
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 2000


INVESTMENT INCOME:

Interest income                                       $826,614,866
-------------------------------------------------------------------

EXPENSES:

Advisory fees                                            7,271,297
-------------------------------------------------------------------
Administrative services fees                               546,078
-------------------------------------------------------------------
Custodian fees                                             583,562
-------------------------------------------------------------------
Distribution fees:
 Private Investment Class                                2,136,523
-------------------------------------------------------------------
 Personal Investment Class                                 876,597
-------------------------------------------------------------------
 Cash Management Class                                   1,084,713
-------------------------------------------------------------------
 Reserve Class                                           1,129,042
-------------------------------------------------------------------
 Resource Class                                          1,425,124
-------------------------------------------------------------------
Transfer agent fees                                      2,339,738
-------------------------------------------------------------------
Director's fees                                             55,022
-------------------------------------------------------------------
Other                                                    1,666,116
-------------------------------------------------------------------
 Total expenses                                         19,113,812
-------------------------------------------------------------------
Less:Fees waived                                        (1,874,584)
-------------------------------------------------------------------
 Net expenses                                           17,239,228
-------------------------------------------------------------------
Net investment income                                  809,375,638
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $809,375,638
===================================================================


See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2000 and 1999


                                                  2000             1999
                                             ---------------  --------------
OPERATIONS:

 Net investment income                       $   809,375,638  $  476,740,526
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    809,375,638     476,740,526
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
 Institutional Class                            (669,086,502)   (364,347,968)
-----------------------------------------------------------------------------
 Private Investment Class                        (24,137,563)    (18,159,703)
-----------------------------------------------------------------------------
 Personal Investment Class                        (6,433,350)     (6,869,222)
-----------------------------------------------------------------------------
 Cash Management Class                           (63,157,587)    (57,786,622)
-----------------------------------------------------------------------------
 Reserve Class                                    (5,783,224)     (1,195,139)
-----------------------------------------------------------------------------
 Resource Class                                  (40,777,412)    (28,381,872)
-----------------------------------------------------------------------------
Share transactions - net:
 Institutional Class                           5,664,041,019     366,244,504
-----------------------------------------------------------------------------
 Private Investment Class                         85,473,986      90,082,961
-----------------------------------------------------------------------------
 Personal Investment Class                        54,481,402     (52,333,262)
-----------------------------------------------------------------------------
 Cash Management Class                           (96,387,700)    391,591,261
-----------------------------------------------------------------------------
 Reserve Class                                     9,586,981     121,782,724
-----------------------------------------------------------------------------
 Resource Class                                 (102,502,092)    (32,441,340)
-----------------------------------------------------------------------------
  Net increase in net assets                   5,614,693,596     884,926,848
-----------------------------------------------------------------------------

NET ASSETS:

 Beginning of year                             8,724,224,691   7,839,297,843
-----------------------------------------------------------------------------
 End of year                                 $14,338,918,287  $8,724,224,691
=============================================================================

NET ASSETS CONSIST OF:

 Capital (par value and additional paid-in)  $14,338,924,625  $8,724,231,029
-----------------------------------------------------------------------------
 Undistributed net realized gain (loss) from
  investment securities                               (6,338)         (6,338)
-----------------------------------------------------------------------------
                                             $14,338,918,287  $8,724,224,691
=============================================================================


See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 2000

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Short-Term Investments Co. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series diversified management investment company. The Fund is organized as a Maryland corporation consisting of two portfolios, each of which offers separate series of shares: the Prime Portfolio and the Liquid Assets Portfolio. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Prime Portfolio (the "Portfolio"). The Portfolio currently offers six separate classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.
 The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements.
A. Security Valuations - The Portfolio's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is recorded on the accrual basis from settlement date.
C. Distributions - It is the policy of the Portfolio to declare dividends from net investment income daily and pay on the first business day of the following month.
D. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Expenses - Distribution expenses directly attributable to a class of shares are charged to that class' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2 - ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

   NET ASSETS                         RATE
-------------------------------------------
   First $100 million                 0.20%
   Over $100 million to $200 million  0.15%
   Over $200 million to $300 million  0.10%
   Over $300 million to $1.5 billion  0.06%
   Over $1.5 billion                  0.05%
-------------------------------------------

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2000, AIM was paid $546,078 for such services.

 The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the year ended August 31, 2000, AFS was paid $1,743,585 for such services.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class, the Personal Investment Class and the Reserve Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.50%, 0.08%, 0.80% and 0.16%, respectively, of the average daily net assets attributable to such class. During the year ended August 31, 2000, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,281,914, $584,398, $867,770, $903,234 and $1,140,099,
respectively, as compensation under the Plan and FMC waived fees of $1,874,584.
 Certain officers and directors of the Fund are officers of AIM, FMC, and AFS. During the year ended August 31, 2000, the Portfolio paid legal fees of
$21,900 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Directors. A member of that firm is a director of the Fund.

NOTE 3 - DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. The Fund may invest directors' fees, if so elected by a director, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4 - CAPITAL STOCK

Changes in capital stock during the years ended August 31, 2000 and 1999 were as follows:

                                      2000                                1999
                        ----------------------------------  ----------------------------------
                             SHARES            AMOUNT            SHARES            AMOUNT
                        ----------------  ----------------  ----------------  ----------------
Sold:
 Institutional Class     126,557,387,921  $126,557,387,921   109,937,908,800  $109,937,908,800
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                    3,155,899,237     3,155,899,237     3,170,645,036     3,170,645,036
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                    1,482,091,696     1,482,091,696     1,878,724,152     1,878,724,152
-----------------------------------------------------------------------------------------------
 Cash Management Class    11,105,818,675    11,105,818,675    12,368,423,760    12,368,423,760
-----------------------------------------------------------------------------------------------
 Reserve Class             1,117,885,856     1,117,885,856       427,972,822       427,972,822
-----------------------------------------------------------------------------------------------
 Resource Class            5,686,265,808     5,686,265,808     4,803,364,271     4,803,364,271
-----------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
 Institutional Class          48,964,918        48,964,918        27,367,341        27,367,341
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                       12,904,182        12,904,182         9,729,854         9,729,854
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                        5,560,192         5,560,192         7,060,491         7,060,491
-----------------------------------------------------------------------------------------------
 Cash Management Class        42,164,280        42,164,280        43,017,293        43,017,293
-----------------------------------------------------------------------------------------------
 Reserve Class                 5,577,266         5,577,266           763,247           763,247
-----------------------------------------------------------------------------------------------
 Resource Class               38,640,858        38,640,858        24,478,821        24,478,821
-----------------------------------------------------------------------------------------------
Reacquired:
 Institutional Class    (120,942,311,820) (120,942,311,820) (109,599,031,637) (109,599,031,637)
-----------------------------------------------------------------------------------------------
 Private Investment
  Class                   (3,083,329,433)   (3,083,329,433)   (3,090,291,929)   (3,090,291,929)
-----------------------------------------------------------------------------------------------
 Personal Investment
  Class                   (1,433,170,486)   (1,433,170,486)   (1,938,117,905)   (1,938,117,905)
-----------------------------------------------------------------------------------------------
 Cash Management Class   (11,244,370,655)  (11,244,370,655)  (12,019,849,792)  (12,019,849,792)
-----------------------------------------------------------------------------------------------
 Reserve Class            (1,113,876,141)   (1,113,876,141)     (306,953,345)     (306,953,345)
-----------------------------------------------------------------------------------------------
 Resource Class           (5,827,408,758)   (5,827,408,758)   (4,860,284,432)   (4,860,284,432)
-----------------------------------------------------------------------------------------------
                           5,614,693,596  $  5,614,693,596       884,926,848  $    884,926,848
===============================================================================================

NOTE 5 - FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Institutional Class outstanding throughout the periods indicated.

                                           INSTITUTIONAL CLASS
                         --------------------------------------------------------------
                                          YEAR ENDED AUGUST 31,
                         --------------------------------------------------------------
                            2000            1999        1998        1997        1996
                         -----------     ----------  ----------  ----------  ----------
Net asset value,
 beginning of period     $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
----------------------------------------------------------------------------------------
Income from investment
 operations:
 Net investment income          0.06           0.05        0.06        0.05        0.05
----------------------------------------------------------------------------------------
Less distributions from
 net investment income         (0.06)         (0.05)      (0.06)      (0.05)      (0.05)
----------------------------------------------------------------------------------------
Net asset value, end of
 period                  $      1.00     $     1.00  $     1.00  $     1.00  $     1.00
========================================================================================
Total return                    6.08%          5.15%       5.71%       5.54%       5.64%
========================================================================================
Ratios/supplemental
 data:
Net assets, end of year
 (000s omitted)          $11,874,103     $6,210,056  $5,843,813  $5,593,043  $5,264,601
========================================================================================
Ratio of expenses to
 average net assets             0.09%(a)       0.09%       0.09%       0.09%       0.09%
========================================================================================
Ratio of net investment
 income to average net
 assets                         5.94%(a)       5.02%       5.56%       5.40%       5.48%
========================================================================================

(a)Ratios are based on average net assets of $11,248,231,782.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders
Short-Term Investments Co.:

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

[KPMG SIGNATURE APPEARS HERE]

October 6, 2000
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of Prime Portfolio (the "Fund"), a portfolio of Short-Term Investments Co., a Maryland corporation (the "Company"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect the following Directors: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement with A I M Advisors, Inc.

(3) To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund so that it is non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

The results of the voting on the above matters were as follows:

                                                                  WITHHELD/
         DIRECTORS/MATTER              VOTES FOR                 ABSTENTIONS
         ----------------            --------------             -------------
 (1)*    Charles T. Bauer.........   15,215,156,622               543,452,516
         Bruce L. Crockett........   15,215,156,622               543,452,516
         Owen Daly II.............   15,215,156,622               543,452,516
         Edward K. Dunn, Jr. .....   15,215,156,622               543,452,516
         Jack M. Fields...........   15,215,156,622               543,452,516
         Carl Frischling..........   14,947,430,004               811,179,134
         Robert H. Graham.........   15,215,156,622               543,452,516
         Prema Mathai-Davis.......   15,215,156,622               543,452,516
         Lewis F. Pennock.........   15,215,156,622               543,452,516
         Louis S. Sklar...........   15,215,156,622               543,452,516
                                                       VOTES      WITHHELD/
         DIRECTORS/MATTER              VOTES FOR      AGAINST    ABSTENTIONS
         ----------------            -------------- ----------- -------------
 (2)     Approval of a new
         Investment Advisory
         Agreement................    6,412,647,123  19,374,176 1,155,364,256**
 (3) (a) Approval of changing the
         Fundamental Restriction
         on Issuer
         Diversification..........    5,997,948,299 428,711,702 1,160,725,554**
 (3) (b) Approval of changing the
         Fundamental Restriction
         on Borrowing Money and
         Issuing Senior
         Securities...............    5,997,989,191 428,670,810 1,160,725,554**
 (3) (c) Approval of changing the
         Fundamental Restriction
         on Underwriting
         Securities...............    5,997,855,020 428,805,862 1,160,724,673**
 (3) (d) Approval of changing the
         Fundamental Restriction
         on Industry
         Concentration............    6,405,379,615  21,376,565 1,160,629,375**
 (3) (e) Approval of changing the
         Fundamental Restriction
         on Purchasing or Selling
         Real Estate..............    6,424,322,527   2,497,310 1,160,565,718**
 (3) (f) Approval of changing the
         Fundamental Restriction
         on Purchasing or Selling
         Commodities and
         Elimination of
         Fundamental Restrictions
         on Margin Transactions,
         on Purchasing Securities
         on Margin, Short Sales of
         Securities and Investing
         in Put or Call Options...    5,979,213,711 448,687,003 1,159,484,841**
 (3) (g) Approval of changing the
         Fundamental Restriction
         on Making Loans..........    6,404,597,940  22,220,937 1,160,566,678**
 (3) (h) Approval of a new
         Fundamental Investment
         Restriction on Investing
         all of the Fund's Assets
         in an Open-End Fund......    6,405,153,127  21,571,334 1,160,661,094**
 (3) (i) Elimination of the
         Fundamental Restriction
         on Mortgaging or Pledging
         Assets...................    5,988,483,116 438,543,657 1,160,358,782**
 (3) (j) Elimination of
         Fundamental Restriction
         on Investing in
         Obligations not Payable
         in United States
         Currency.................    5,988,447,692 438,087,997 1,160,849,866**
 (4)     Approval of changing the
         Investment Objective so
         that it is Non-
         Fundamental..............    5,861,238,800 565,382,368 1,160,764,387**
 (5)     Ratification of the
         selection of KPMG LLP as
         Independent Accountants
         of the Fund..............    6,679,546,126   5,954,800   901,884,629

------
 * Proposal 1 required approval by a combined vote of all of the portfolios of Short-Term Investments Co.
** Includes Broker Non-Votes

                           DIRECTORS
Charles T. Bauer                                  Carl Frischling
Bruce L. Crockett                                Robert H. Graham          Short-Term
Owen Daly II                                   Prema Mathai-Davis          Investments Co.
Edward K. Dunn, Jr.                              Lewis F. Pennock          (STIC)
Jack M. Fields                                     Louis S. Sklar

                           OFFICERS

Charles T. Bauer                                         Chairman
Robert H. Graham                                        President
Gary T. Crum                                   Sr. Vice President
Carol F. Relihan                   Sr. Vice President & Secretary
Dana R. Sutton                         Vice President & Treasurer
Melville B. Cox                                    Vice President          Prime
Karen Dunn Kelley                                  Vice President          Portfolio
J. Abbott Sprague                                  Vice President          -------------------------------------------------
Mary J. Benson     Assistant Vice President & Assistant Treasurer          Institutional                              ANNUAL
Sheri Morris       Assistant Vice President & Assistant Treasurer          Class                                      REPORT
Renee A. Friedli                              Assistant Secretary
P. Michelle Grace                             Assistant Secretary
Nancy L. Martin                               Assistant Secretary
Ofelia M. Mayo                                Assistant Secretary                                            AUGUST 31, 2000
Lisa A. Moss                                  Assistant Secretary
Kathleen J. Pflueger                          Assistant Secretary

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173
                           800-347-1919

                           DISTRIBUTOR
                    Fund Management Company
                 11 Greenway Plaza, Suite 100
                     Houston, TX 77046-1173
                         800-659-1005

                           CUSTODIAN
                     The Bank of New York
               90 Washington Street, 11th Floor
                     New York, NY 10286

                    LEGAL COUNSEL TO FUND
           Ballard Spahr Andrews & Ingersoll, LLP
                1735 Market Street, 51st Floor
                 Philadelphia, PA 19103-7599

                  LEGAL COUNSEL TO DIRECTORS
              Kramer Levin Naftalis & Frankel LLP
                      919 Third Avenue
                     New York, NY 10022

                      TRANSFER AGENT
                 A I M Fund Services, Inc.
                11 Greenway Plaza, Suite 100
                   Houston, TX 77046-1173

                         AUDITORS
                         KPMG LLP
                       700 Louisiana
                      Houston, TX 77002

This report may be distributed only to current shareholders or                         [LOGO APPEARS HERE]
      to persons who have received a current prospectus.                             Fund Management Company
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